Offsetting of financial liabilities (Details 2) - CHF (SFr) SFr in Millions	Dec. 31, 2016	Dec. 31, 2015
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	SFr 232,800	SFr 272,000
Offsetting	(218,800)	(254,900)
of which counterparty netting	(184,700)	(223,000)
of which cash collateral netting	(34,100)	(31,900)
Total net derivatives subject to enforceable master netting agreements	14,000	17,100
Total derivatives not subject to enforceable master netting agreements	6,400	6,500
Total net derivatives presented in the consolidated balance sheets	20,400	23,600
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Securities sold under repurchase agreements, gross	51,300	43,200
Securities sold under repurchase agreements, offsetting	(29,000)	(21,400)
Securities sold under repurchase agreements, net	22,300	21,800
Securities lending transactions, gross	8,300	9,800
Securities lending transactions, offsetting	(2,400)	(2,100)
Securities lending transactions, net	5,900	7,700
Obligation to return securities received as collateral, at fair value, gross	31,900	19,400
Obligation to return securities received as collateral, at fair value, offsetting	0	0
Obligation to return securities received as collateral, at fair value, net	31,900	19,400
Total subject to enforceable master netting agreements, gross	91,500	72,400
Total subject to enforceable master netting agreements, offsetting	(31,400)	(23,500)
Total subject to enforceable master netting agreements, net	60,100	48,900
Total not subject to enforceable master netting agreements	5,500	26,200
Total, gross	97,000	98,600
Total, net	65,600	75,100
of which reported at fair value	19,634	32,398
Amounts not offset in the consolidated balance sheets
Derivatives, net	14,000	17,100
Derivatives, financial instruments	3,300	3,400
Derivatives, cash collateral received/pledged	0	0
Derivatives, net exposure	10,700	13,700
Securities sold under repurchase agreements, net	22,300	21,800
Securities sold under repurchase agreements, financial instruments	22,300	21,800
Securities sold under repurchase agreements, cash collateral received/pledged	0	0
Securities sold under repurchase agreements, net exposure	0	0
Securities lending transactions, net	5,900	7,700
Securities lending transactions, financial instruments	5,700	7,400
Securities lending transactions, cash collateral received/pledged	0	0
Securities lending transactions, net exposure	200	300
Obligation to return securities received as collateral, at fair value, net	31,900	19,400
Obligation to return securities received as collateral, financial instruments	30,400	18,500
Obligation to return securities received as collateral, cash collateral received/pledged	0	0
Obligation to return securities received as collateral, at fair value, net exposure	1,500	900
Total financial liabilities subject to enforceable master netting agreements, net	74,100	66,000
Total financial liabilities subject to enforceable master netting agreements, financial instruments	61,700	51,100
Total financial liabilities subject to enforceable master netting agreements, cash collateral received/pledged	0	0
Total financial liabilities subject to enforceable master netting agreements, net exposure	12,400	14,900
Trading Liabilities
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	20,400	23,500
Other liabilities
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	0	100
Securities sold under repurchase agreements and securities
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Total subject to enforceable master netting agreements, offsetting	(31,400)	(23,500)
Total, gross	64,400	70,100
Total, net	33,000	46,600
Obligation to return securities received as collateral
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Total subject to enforceable master netting agreements, offsetting	0	0
Total, gross	32,600	28,500
Total, net	32,600	28,500
OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	9,800	18,500
Offsetting	(7,800)	(18,500)
Total net derivatives subject to enforceable master netting agreements	2,000	0
Amounts not offset in the consolidated balance sheets
Derivatives, net	2,000	0
OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	209,700	241,900
Offsetting	(199,100)	(226,500)
Total net derivatives subject to enforceable master netting agreements	10,600	15,400
Amounts not offset in the consolidated balance sheets
Derivatives, net	10,600	15,400
Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	13,300	11,600
Offsetting	(11,900)	(9,900)
Total net derivatives subject to enforceable master netting agreements	1,400	1,700
Amounts not offset in the consolidated balance sheets
Derivatives, net	1,400	1,700
Interest rate derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	129,300	161,000
Interest rate derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	7,500	14,500
Interest rate derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	121,700	146,500
Interest rate derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	100	0
Foreign exchange derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	69,300	68,500
Foreign exchange derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	0	0
Foreign exchange derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	69,200	68,200
Foreign exchange derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	100	300
Equity/index-related derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	24,500	24,500
Equity/index-related derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	11,500	13,300
Equity/index-related derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	13,000	11,200
Credit derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	8,500	16,400
Credit derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	2,300	4,000
Credit derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	6,200	12,400
Other products
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	1,200	1,600
Other products | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	1,100	1,500
Other products | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	100	100
Bank
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	232,800	272,200
Offsetting	(218,800)	(255,100)
of which counterparty netting	(184,600)	(223,000)
of which cash collateral netting	(34,200)	(32,100)
Total net derivatives subject to enforceable master netting agreements	14,000	17,100
Total derivatives not subject to enforceable master netting agreements	6,400	6,500
Total net derivatives presented in the consolidated balance sheets	20,400	23,600
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Securities sold under repurchase agreements, gross	51,300	43,200
Securities sold under repurchase agreements, offsetting	(29,000)	(21,400)
Securities sold under repurchase agreements, net	22,300	21,800
Securities lending transactions, gross	8,300	9,800
Securities lending transactions, offsetting	(2,400)	(2,100)
Securities lending transactions, net	5,900	7,700
Obligation to return securities received as collateral, at fair value, gross	31,900	19,400
Obligation to return securities received as collateral, at fair value, offsetting	0	0
Obligation to return securities received as collateral, at fair value, net	31,900	19,400
Total subject to enforceable master netting agreements, gross	91,500	72,400
Total subject to enforceable master netting agreements, offsetting	(31,400)	(23,500)
Total subject to enforceable master netting agreements, net	60,100	48,900
Total not subject to enforceable master netting agreements	5,500	26,200
Total, gross	97,000	98,600
Total, net	65,600	75,100
of which reported at fair value	19,634	32,398
Amounts not offset in the consolidated balance sheets
Derivatives, net	14,000	17,100
Derivatives, financial instruments	3,300	3,400
Derivatives, cash collateral received/pledged	0	0
Derivatives, net exposure	10,700	13,700
Securities sold under repurchase agreements, net	22,300	21,800
Securities sold under repurchase agreements, financial instruments	22,300	21,800
Securities sold under repurchase agreements, cash collateral received/pledged	0	0
Securities sold under repurchase agreements, net exposure	0	0
Securities lending transactions, net	5,900	7,700
Securities lending transactions, financial instruments	5,700	7,400
Securities lending transactions, cash collateral received/pledged	0	0
Securities lending transactions, net exposure	200	300
Obligation to return securities received as collateral, at fair value, net	31,900	19,400
Obligation to return securities received as collateral, financial instruments	30,400	18,500
Obligation to return securities received as collateral, cash collateral received/pledged	0	0
Obligation to return securities received as collateral, at fair value, net exposure	1,500	900
Total financial liabilities subject to enforceable master netting agreements, net	74,100	66,000
Total financial liabilities subject to enforceable master netting agreements, financial instruments	61,700	51,100
Total financial liabilities subject to enforceable master netting agreements, cash collateral received/pledged	0	0
Total financial liabilities subject to enforceable master netting agreements, net exposure	12,400	14,900
Bank | Trading Liabilities
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	20,400	23,500
Bank | Other liabilities
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	0	100
Bank | Securities sold under repurchase agreements and securities
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Total subject to enforceable master netting agreements, offsetting	(31,400)	(23,500)
Total, gross	64,400	70,100
Total, net	33,000	46,600
Bank | Obligation to return securities received as collateral
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Total subject to enforceable master netting agreements, offsetting	0	0
Total, gross	32,600	28,500
Total, net	32,600	28,500
Bank | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	9,800	18,600
Offsetting	(7,800)	(18,600)
Total net derivatives subject to enforceable master netting agreements	2,000	0
Amounts not offset in the consolidated balance sheets
Derivatives, net	2,000	0
Bank | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	209,700	241,900
Offsetting	(199,100)	(226,700)
Total net derivatives subject to enforceable master netting agreements	10,600	15,200
Amounts not offset in the consolidated balance sheets
Derivatives, net	10,600	15,200
Bank | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	13,300	11,700
Offsetting	(11,900)	(9,800)
Total net derivatives subject to enforceable master netting agreements	1,400	1,900
Amounts not offset in the consolidated balance sheets
Derivatives, net	1,400	1,900
Bank | Interest rate derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	129,200	160,800
Bank | Interest rate derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	7,500	14,500
Bank | Interest rate derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	121,600	146,300
Bank | Interest rate derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	100	0
Bank | Foreign exchange derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	69,300	68,500
Bank | Foreign exchange derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	69,200	68,200
Bank | Foreign exchange derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	100	300
Bank | Equity/index-related derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	24,600	24,700
Bank | Equity/index-related derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	11,600	13,500
Bank | Equity/index-related derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	13,000	11,200
Bank | Credit derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	8,500	16,400
Bank | Credit derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	2,300	4,000
Bank | Credit derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	6,200	12,400
Bank | Other products
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	1,200	1,800
Bank | Other products | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	0	100
Bank | Other products | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	1,100	1,500
Bank | Other products | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	SFr 100	SFr 200